Derivatives (Details) - Schedule of interest rate swaps and cap agreements - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020
Debt Instrument [Line Items]
Total notional amounts	$ 650,000	$ 650,000	$ 660,000
Interest rate swaps [Member]
Debt Instrument [Line Items]
Notional Amounts		$ 552,500	$ 561,000
Expiration		Jun. 30, 2022	Jun. 30, 2022
Interest rate caps [Member]
Debt Instrument [Line Items]
Notional Amounts		$ 97,500	$ 99,000
Expiration		Mar. 31, 2022	Mar. 31, 2021